UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2017

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
Aptiv PLC	2,828	$239,899
BorgWarner Inc.	2,590	132,323
Goodyear Tire & Rubber Co.	3,244	104,814

Total Auto Components		477,036

Automobiles - 0.5%
Ford Motor Co.	43,360	541,566
General Motors Co.	14,591	598,085
Harley-Davidson Inc.	2,359	120,026

Total Automobiles		1,259,677

Distributors - 0.1%
Genuine Parts Co.	1,813	172,253
LKQ Corp.	3,970	161,460	*

Total Distributors		333,713

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	62,613

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	4,964	329,461
Chipotle Mexican Grill Inc.	273	78,905	*
Darden Restaurants Inc.	1,476	141,726
Hilton Worldwide Holdings Inc.	2,084	166,428
Marriott International Inc., Class A Shares	3,599	488,492
McDonald’s Corp.	9,276	1,596,585
MGM Resorts International	5,820	194,330
Norwegian Cruise Line Holdings Ltd.	2,140	113,955	*
Royal Caribbean Cruises Ltd.	1,870	223,054
Starbucks Corp.	16,800	964,824
Wyndham Worldwide Corp.	1,410	163,377
Wynn Resorts Ltd.	805	135,715
Yum! Brands Inc.	3,968	323,828

Total Hotels, Restaurants & Leisure		4,920,680

Household Durables - 0.4%
D.R. Horton Inc.	4,017	205,148
Garmin Ltd.	1,249	74,403
Leggett & Platt Inc.	1,381	65,915
Lennar Corp., Class A Shares	2,480	156,835
Mohawk Industries Inc.	739	203,890	*
Newell Brands Inc.	5,880	181,692
PulteGroup Inc.	2,747	91,338
Whirlpool Corp.	779	131,371

Total Household Durables		1,110,592

Internet & Direct Marketing Retail - 2.8%
Amazon.com Inc.	4,641	5,427,510	*
Expedia Inc.	1,443	172,828
Netflix Inc.	5,054	970,166	*
Priceline Group Inc.	566	983,561	*
TripAdvisor Inc.	1,646	56,721	*

Total Internet & Direct Marketing Retail		7,610,786

Leisure Products - 0.1%
Hasbro Inc.	1,422	129,245
Mattel Inc.	4,278	65,796

Total Leisure Products		195,041

Media - 2.7%
CBS Corp., Class B Shares, Non Voting Shares	4,244	250,396
Charter Communications Inc., Class A Shares	2,297	771,700	*

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Media – (continued)
Comcast Corp., Class A Shares	53,826	$2,155,731
Discovery Communications Inc., Class A Shares	1,990	44,536	*
Discovery Communications Inc., Class C Shares	2,858	60,504	*
DISH Network Corp., Class A Shares	2,780	132,745	*
Interpublic Group of Cos. Inc.	5,209	105,013
News Corp., Class A Shares	4,518	73,237
News Corp., Class B Shares	933	15,488
Omnicom Group Inc.	2,942	214,266
Scripps Networks Interactive Inc., Class A Shares	1,253	106,981
Time Warner Inc.	9,144	836,402
Twenty-First Century Fox Inc., Class A Shares	11,636	401,791
Twenty-First Century Fox Inc., Class B Shares	5,626	191,959
Viacom Inc., Class B Shares	4,290	132,175
Walt Disney Co.	17,415	1,872,287

Total Media		7,365,211

Multiline Retail - 0.5%
Dollar General Corp.	3,170	294,842
Dollar Tree Inc.	2,662	285,659	*
Kohl’s Corp.	1,562	84,707
Macy’s Inc.	4,198	105,748
Nordstrom Inc.	1,615	76,519
Target Corp.	6,280	409,770

Total Multiline Retail		1,257,245

Specialty Retail - 2.3%
Advance Auto Parts Inc.	1,000	99,690
AutoZone Inc.	333	236,886	*
Best Buy Co. Inc.	3,258	223,075
CarMax Inc.	2,289	146,794	*
Foot Locker Inc.	1,045	48,990
Gap Inc.	2,770	94,346
Home Depot Inc.	13,553	2,568,700
L Brands Inc.	2,818	169,700
Lowe’s Cos. Inc.	9,533	885,997
O’Reilly Automotive Inc.	922	221,778	*
Ross Stores Inc.	4,498	360,964
Signet Jewelers Ltd.	838	47,389
Tiffany & Co.	1,245	129,418
TJX Cos. Inc.	7,320	559,687
Tractor Supply Co.	1,690	126,328
Ulta Salon, Cosmetics & Fragrance Inc.	717	160,364	*

Total Specialty Retail		6,080,106

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands Inc.	4,800	$100,368
Michael Kors Holdings Ltd.	1,513	95,243	*
NIKE Inc., Class B Shares	15,337	959,329
PVH Corp.	917	125,822
Ralph Lauren Corp.	379	39,299
Tapestry Inc.	3,278	144,986
Under Armour Inc., Class A Shares	2,300	33,189	*
Under Armour Inc., Class C Shares	2,316	30,849	*
V.F. Corp.	3,252	240,648

Total Textiles, Apparel & Luxury Goods		1,769,733

TOTAL CONSUMER DISCRETIONARY		32,442,433

CONSUMER STAPLES - 8.1%
Beverages - 2.0%
Brown-Forman Corp., Class B Shares	2,406	165,220
Coca-Cola Co.	45,034	2,066,160
Constellation Brands Inc., Class A Shares	2,015	460,568
Dr. Pepper Snapple Group Inc.	2,238	217,220
Molson Coors Brewing Co., Class B Shares	2,269	186,217
Monster Beverage Corp.	4,561	288,666	*
PepsiCo Inc.	16,461	1,974,003

Total Beverages		5,358,054

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	5,166	961,496
CVS Health Corp.	11,578	839,405
Kroger Co.	10,624	291,629
Sysco Corp.	5,856	355,635
Wal-Mart Stores Inc.	16,832	1,662,160
Walgreens Boots Alliance Inc.	10,292	747,405

Total Food & Staples Retailing		4,857,730

Food Products - 1.2%
Archer-Daniels-Midland Co.	6,730	269,738
Campbell Soup Co.	2,523	121,381
Conagra Brands Inc.	5,208	196,185
General Mills Inc.	6,326	375,069
Hershey Co.	1,514	171,854
Hormel Foods Corp.	3,182	115,793
J.M. Smucker Co.	1,187	147,473
Kellogg Co.	2,585	175,728
Kraft Heinz Co.	7,014	545,409
McCormick & Co. Inc., Non Voting Shares	1,280	130,445
Mondelez International Inc., Class A Shares	17,106	732,137
Tyson Foods Inc., Class A Shares	3,274	265,423

Total Food Products		3,246,635

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Household Products - 1.6%
Church & Dwight Co. Inc.	3,152	$158,136
Clorox Co.	1,434	213,293
Colgate-Palmolive Co.	10,027	756,537
Kimberly-Clark Corp.	3,938	475,159
Procter & Gamble Co.	29,810	2,738,943

Total Household Products		4,342,068

Personal Products - 0.2%
Coty Inc., Class A Shares	6,050	120,335
Estee Lauder Cos. Inc., Class A Shares	2,538	322,935

Total Personal Products		443,270

Tobacco - 1.3%
Altria Group Inc.	21,960	1,568,164
Philip Morris International Inc.	18,148	1,917,336

Total Tobacco		3,485,500

TOTAL CONSUMER STAPLES		21,733,257

ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co.	5,265	166,584
Halliburton Co.	9,571	467,735
Helmerich & Payne Inc.	1,517	98,059
National-Oilwell Varco Inc.	4,715	169,834
Schlumberger Ltd.	15,812	1,065,571
TechnipFMC PLC	5,603	175,430

Total Energy Equipment & Services		2,143,213

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	6,056	324,844
Andeavor	1,557	178,027
Apache Corp.	4,731	199,743
Cabot Oil & Gas Corp.	5,836	166,910
Chesapeake Energy Corp.	7,142	28,282	*
Chevron Corp.	22,155	2,773,584
Cimarex Energy Co.	1,200	146,412
Concho Resources Inc.	1,700	255,374	*
ConocoPhillips	13,846	760,007
Devon Energy Corp.	6,538	270,673
EOG Resources Inc.	6,784	732,061
EQT Corp.	2,919	166,149

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp.	48,972	$4,096,018
Hess Corp.	3,191	151,477
Kinder Morgan Inc.	21,418	387,023
Marathon Oil Corp.	10,049	170,130
Marathon Petroleum Corp.	5,682	374,898
Newfield Exploration Co.	2,620	82,609	*
Noble Energy Inc.	5,769	168,109
Occidental Petroleum Corp.	8,628	635,538
ONEOK Inc.	4,646	248,329
Phillips 66	5,240	530,026
Pioneer Natural Resources Co.	1,883	325,477
Range Resources Corp.	2,309	39,392
Valero Energy Corp.	5,211	478,943
Williams Cos. Inc.	10,028	305,754

Total Oil, Gas & Consumable Fuels		13,995,789

TOTAL ENERGY		16,139,002

FINANCIALS - 14.5%
Banks - 6.4%
Bank of America Corp.	112,191	3,311,878
BB&T Corp.	9,313	463,042
Citigroup Inc.	30,494	2,269,059
Citizens Financial Group Inc.	6,034	253,307
Comerica Inc.	2,037	176,832
Fifth Third Bancorp	7,961	241,537
Huntington Bancshares Inc.	14,019	204,117
JPMorgan Chase & Co.	40,269	4,306,367
KeyCorp	13,250	267,252
M&T Bank Corp.	1,672	285,895
People’s United Financial Inc.	4,395	82,186
PNC Financial Services Group Inc.	5,488	791,864
Regions Financial Corp.	14,351	247,985
SunTrust Banks Inc.	4,629	298,987
U.S. Bancorp	17,836	955,653
Wells Fargo & Co.	51,649	3,133,545
Zions Bancorp	2,608	132,565

Total Banks		17,422,071

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 3.0%
Affiliated Managers Group Inc.	645	$132,386
Ameriprise Financial Inc.	1,723	291,997
Bank of New York Mellon Corp.	11,868	639,210
BlackRock Inc.	1,482	761,318
Cboe Global Markets Inc.	1,160	144,524
Charles Schwab Corp.	13,591	698,170
CME Group Inc.	3,970	579,819
E*TRADE Financial Corp.	3,304	163,779	*
Franklin Resources Inc.	3,205	138,873
Goldman Sachs Group Inc.	4,136	1,053,687
Intercontinental Exchange Inc.	6,938	489,545
Invesco Ltd.	5,259	192,164
Moody’s Corp.	1,792	264,517
Morgan Stanley	15,997	839,363
Nasdaq Inc.	1,123	86,280
Northern Trust Corp.	2,290	228,748
Raymond James Financial Inc.	1,200	107,160
S&P Global Inc.	3,078	521,413
State Street Corp.	4,195	409,474
T. Rowe Price Group Inc.	3,020	316,889

Total Capital Markets		8,059,316

Consumer Finance - 0.8%
American Express Co.	8,493	843,440
Capital One Financial Corp.	5,787	576,269
Discover Financial Services	3,949	303,757
Navient Corp.	3,962	52,774
Synchrony Financial	8,465	326,834

Total Consumer Finance		2,103,074

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	22,380	4,436,163	*
Leucadia National Corp.	4,418	117,033

Total Diversified Financial Services		4,553,196

Insurance - 2.6%
AFLAC Inc.	4,269	374,733
Allstate Corp.	4,388	459,467
American International Group Inc.	10,131	603,605
Aon PLC	2,941	394,094
Arthur J. Gallagher & Co.	2,300	145,544

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Assurant Inc.	718	$72,403
Brighthouse Financial Inc.	1,140	66,850	*
Chubb Ltd.	5,458	797,578
Cincinnati Financial Corp.	1,405	105,333
Everest Re Group Ltd.	561	124,127
Hartford Financial Services Group Inc.	3,849	216,622
Lincoln National Corp.	2,778	213,545
Loews Corp.	2,767	138,433
Marsh & McLennan Cos. Inc.	5,831	474,585
MetLife Inc.	12,540	634,022
Principal Financial Group Inc.	3,019	213,021
Progressive Corp.	6,614	372,500
Prudential Financial Inc.	4,749	546,040
Torchmark Corp.	1,095	99,327
Travelers Cos. Inc.	3,108	421,569
Unum Group	2,913	159,895
Willis Towers Watson PLC	1,392	209,760
XL Group Ltd.	2,910	102,316

Total Insurance		6,945,369

TOTAL FINANCIALS		39,083,026

HEALTH CARE - 13.6%
Biotechnology - 2.7%
AbbVie Inc.	18,700	1,808,477
Alexion Pharmaceuticals Inc.	2,616	312,847	*
Amgen Inc.	8,533	1,483,889
Biogen Inc.	2,496	795,151	*
Celgene Corp.	9,075	947,067	*
Gilead Sciences Inc.	15,440	1,106,122
Incyte Corp.	2,078	196,807	*
Regeneron Pharmaceuticals Inc.	884	332,349	*
Vertex Pharmaceuticals Inc.	2,876	430,997	*

Total Biotechnology		7,413,706

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	20,573	1,174,101
Align Technology Inc.	723	160,643	*
Baxter International Inc.	6,128	396,114
Becton, Dickinson & Co.	3,141	672,394
Boston Scientific Corp.	15,895	394,037	*
Cooper Cos. Inc.	640	139,443

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Danaher Corp.	7,240	$672,017
Dentsply Sirona Inc.	2,851	187,681
Edwards Lifesciences Corp.	2,461	277,379	*
Hologic Inc.	3,260	139,365	*
IDEXX Laboratories Inc.	1,100	172,018	*
Intuitive Surgical Inc.	1,302	475,152	*
Medtronic PLC	15,746	1,271,490
ResMed Inc.	1,710	144,820
Stryker Corp.	3,656	566,095
Varian Medical Systems Inc.	1,245	138,382	*
Zimmer Biomet Holdings Inc.	2,552	307,950

Total Health Care Equipment & Supplies		7,289,081

Health Care Providers & Services - 2.8%
Aetna Inc.	3,913	705,866
AmerisourceBergen Corp.	2,015	185,017
Anthem Inc.	3,081	693,256
Cardinal Health Inc.	3,864	236,747
Centene Corp.	1,907	192,378	*
CIGNA Corp.	2,903	589,570
DaVita Inc.	1,479	106,858	*
Envision Healthcare Corp.	1,470	50,803	*
Express Scripts Holding Co.	6,381	476,278	*
HCA Healthcare Inc.	3,301	289,960	*
Henry Schein Inc.	1,642	114,743	*
Humana Inc.	1,620	401,873
Laboratory Corporation of America Holdings	1,203	191,891	*
McKesson Corp.	2,471	385,353
Patterson Cos. Inc.	1,158	41,839
Quest Diagnostics Inc.	1,711	168,516
UnitedHealth Group Inc.	11,329	2,497,591
Universal Health Services Inc., Class B Shares	1,200	136,020

Total Health Care Providers & Services		7,464,559

Health Care Technology - 0.1%
Cerner Corp.	3,755	253,049	*

Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc.	3,168	212,161
Illumina Inc.	1,671	365,097	*
IQVIA Holdings Inc.	1,630	159,577	*
Mettler-Toledo International Inc.	286	177,183	*
PerkinElmer Inc.	1,592	116,407
Thermo Fisher Scientific Inc.	4,749	901,740
Waters Corp.	1,027	198,406	*

Total Life Sciences Tools & Services		2,130,571

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.5%
Allergan PLC	3,797	$621,113
Bristol-Myers Squibb Co.	18,850	1,155,128
Eli Lilly & Co.	11,252	950,344
Johnson & Johnson	31,209	4,360,521
Merck & Co. Inc.	31,487	1,771,774
Mylan NV	5,798	245,313	*
Perrigo Co. PLC	1,347	117,405
Pfizer Inc.	69,719	2,525,222
Zoetis Inc.	5,521	397,733

Total Pharmaceuticals		12,144,553

TOTAL HEALTH CARE		36,695,519

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
Arconic Inc.	5,567	151,701
Boeing Co.	6,517	1,921,928
General Dynamics Corp.	3,231	657,347
Harris Corp.	1,507	213,467
L3 Technologies Inc.	942	186,375
Lockheed Martin Corp.	2,935	942,282
Northrop Grumman Corp.	1,978	607,068
Raytheon Co.	3,473	652,403
Rockwell Collins Inc.	1,810	245,472
Textron Inc.	3,368	190,595
TransDigm Group Inc.	616	169,166
United Technologies Corp.	8,753	1,116,620

Total Aerospace & Defense		7,054,424

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	1,644	146,464
Expeditors International of Washington Inc.	1,952	126,275
FedEx Corp.	2,780	693,721
United Parcel Service Inc., Class B Shares	8,168	973,217

Total Air Freight & Logistics		1,939,677

Airlines - 0.5%
Alaska Air Group Inc.	1,610	118,351
American Airlines Group Inc.	5,125	266,654
Delta Air Lines Inc.	7,835	438,760
Southwest Airlines Co.	6,077	397,739
United Continental Holdings Inc.	3,010	202,874	*

Total Airlines		1,424,378

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Building Products - 0.3%
Allegion PLC	1,271	$101,121
AO Smith Corp.	1,780	109,078
Fortune Brands Home & Security Inc.	2,000	136,880
Johnson Controls International PLC	10,907	415,666
Masco Corp.	3,189	140,124

Total Building Products		902,869

Commercial Services & Supplies - 0.3%
Cintas Corp.	971	151,311
Republic Services Inc.	2,786	188,362
Stericycle Inc.	687	46,709	*
Waste Management Inc.	4,477	386,365

Total Commercial Services & Supplies		772,747

Construction & Engineering - 0.1%
Fluor Corp.	1,762	91,007
Jacobs Engineering Group Inc.	1,331	87,793
Quanta Services Inc.	1,672	65,392	*

Total Construction & Engineering		244,192

Electrical Equipment - 0.6%
Acuity Brands Inc.	570	100,320
AMETEK Inc.	2,761	200,090
Eaton Corp. PLC	4,990	394,260
Emerson Electric Co.	6,990	487,133
Rockwell Automation Inc.	1,523	299,041

Total Electrical Equipment		1,480,844

Industrial Conglomerates - 1.9%
3M Co.	7,010	1,649,944
General Electric Co.	101,129	1,764,701
Honeywell International Inc.	8,809	1,350,948
Roper Technologies Inc.	1,278	331,002

Total Industrial Conglomerates		5,096,595

Machinery - 1.7%
Caterpillar Inc.	6,863	1,081,472
Cummins Inc.	1,745	308,237
Deere & Co.	3,590	561,871
Dover Corp.	1,999	201,879
Flowserve Corp.	619	26,078
Fortive Corp.	3,837	277,607

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Machinery - (continued)
Illinois Tool Works Inc.	3,670	$612,339
Ingersoll-Rand PLC	3,164	282,197
PACCAR Inc.	3,723	264,631
Parker Hannifin Corp.	1,369	273,225
Pentair PLC	1,988	140,393
Snap-on Inc.	634	110,506
Stanley Black & Decker Inc.	1,970	334,289
Xylem Inc.	2,084	142,129

Total Machinery		4,616,853

Professional Services - 0.3%
Equifax Inc.	1,441	169,923
IHS Markit Ltd.	3,900	176,085	*
Nielsen Holdings PLC	3,464	126,089
Robert Half International Inc.	1,065	59,150
Verisk Analytics Inc.	1,678	161,088	*

Total Professional Services		692,335

Road & Rail - 0.9%
CSX Corp.	10,776	592,788
J.B. Hunt Transport Services Inc.	931	107,046
Kansas City Southern	1,296	136,365
Norfolk Southern Corp.	3,227	467,592
Union Pacific Corp.	9,204	1,234,257

Total Road & Rail		2,538,048

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,663	145,640
United Rentals Inc.	1,018	175,004	*
W. W. Grainger Inc.	491	115,999

Total Trading Companies & Distributors		436,643

TOTAL INDUSTRIALS		27,199,605

INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 1.0%
Cisco Systems Inc.	58,304	2,233,043
F5 Networks Inc.	818	107,338	*
Juniper Networks Inc.	4,447	126,740
Motorola Solutions Inc.	1,982	179,054

Total Communications Equipment		2,646,175

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,264	$286,579
Corning Inc.	10,851	347,124
FLIR Systems Inc.	994	46,340
TE Connectivity Ltd.	4,050	384,912

Total Electronic Equipment, Instruments & Components		1,064,955

Internet Software & Services - 4.8%
Akamai Technologies Inc.	2,096	136,324	*
Alphabet Inc., Class A Shares	3,474	3,659,511	*
Alphabet Inc., Class C Shares	3,518	3,681,235	*
eBay Inc.	11,285	425,896	*
Facebook Inc., Class A Shares	27,618	4,873,472	*
VeriSign Inc.	1,013	115,928	*

Total Internet Software & Services		12,892,366

IT Services - 4.0%
Accenture PLC, Class A Shares	7,297	1,117,098
Alliance Data Systems Corp.	617	156,397
Automatic Data Processing Inc.	5,038	590,403
Cognizant Technology Solutions Corp., Class A Shares	6,645	471,928
CSRA Inc.	2,055	61,486
DXC Technology Co.	3,480	330,252
Fidelity National Information Services Inc.	4,037	379,841
Fiserv Inc.	2,423	317,728	*
Gartner Inc.	1,110	136,697	*
Global Payments Inc.	2,000	200,480
International Business Machines Corp.	10,126	1,553,531
MasterCard Inc., Class A Shares	10,959	1,658,754
Paychex Inc.	3,605	245,428
PayPal Holdings Inc.	13,345	982,459	*
Total System Services Inc.	1,857	146,870
Visa Inc., Class A Shares	21,043	2,399,323
Western Union Co.	4,242	80,640

Total IT Services		10,829,315

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices Inc.	9,039	92,921	*
Analog Devices Inc.	4,189	372,947
Applied Materials Inc.	12,147	620,955
Broadcom Ltd.	4,762	1,223,358
Intel Corp.	54,965	2,537,184

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
KLA-Tencor Corp.	1,687	$177,253
Lam Research Corp.	1,811	333,351
Microchip Technology Inc.	2,482	218,118
Micron Technology Inc.	12,803	526,459	*
NVIDIA Corp.	7,021	1,358,563
Qorvo Inc.	1,650	109,890	*
QUALCOMM Inc.	17,005	1,088,660
Skyworks Solutions Inc.	2,296	218,005
Texas Instruments Inc.	11,507	1,201,791
Xilinx Inc.	3,066	206,710

Total Semiconductors & Semiconductor Equipment		10,286,165

Software - 5.2%
Activision Blizzard Inc.	8,628	546,325
Adobe Systems Inc.	5,797	1,015,866	*
ANSYS Inc.	704	103,903	*
Autodesk Inc.	2,386	250,124	*
CA Inc.	3,528	117,412
Cadence Design Systems Inc.	3,710	155,152	*
Citrix Systems Inc.	1,611	141,768	*
Electronic Arts Inc.	3,673	385,886	*
Intuit Inc.	2,852	449,989
Microsoft Corp.	89,604	7,664,726
Oracle Corp.	35,412	1,674,279
Red Hat Inc.	2,025	243,203	*
Salesforce.com Inc.	7,932	810,888	*
Symantec Corp.	7,599	213,228
Synopsys Inc.	1,860	158,547	*

Total Software		13,931,296

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	59,720	10,106,416
Hewlett Packard Enterprise Co.	17,869	256,599
HP Inc.	19,515	410,010
NetApp Inc.	3,372	186,539
Seagate Technology PLC	3,571	149,411
Western Digital Corp.	3,579	284,638
Xerox Corp.	2,916	85,001

Total Technology Hardware, Storage & Peripherals		11,478,614

TOTAL INFORMATION TECHNOLOGY		63,128,886

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
MATERIALS - 3.0%
Chemicals - 2.2%
Air Products & Chemicals Inc.	2,685	$440,555
Albemarle Corp.	1,240	158,584
CF Industries Holdings Inc.	2,739	116,517
DowDuPont Inc.	26,925	1,917,598
Eastman Chemical Co.	1,766	163,602
Ecolab Inc.	2,949	395,697
FMC Corp.	1,369	129,589
International Flavors & Fragrances Inc.	967	147,574
LyondellBasell Industries NV, Class A Shares	3,696	407,743
Monsanto Co.	5,242	612,161
Mosaic Co.	4,383	112,468
PPG Industries Inc.	2,881	336,558
Praxair Inc.	3,502	541,689
Sherwin-Williams Co.	1,002	410,860

Total Chemicals		5,891,195

Construction Materials - 0.1%
Martin Marietta Materials Inc.	775	171,306
Vulcan Materials Co.	1,359	174,455

Total Construction Materials		345,761

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,026	117,846
Ball Corp.	3,966	150,113
International Paper Co.	4,914	284,717
Packaging Corp. of America	1,140	137,427
Sealed Air Corp.	1,947	95,987
WestRock Co.	3,002	189,757

Total Containers & Packaging		975,847

Metals & Mining - 0.3%
Freeport-McMoRan Inc.	16,084	304,953	*
Newmont Mining Corp.	6,034	226,396
Nucor Corp.	3,332	211,848

Total Metals & Mining		743,197

TOTAL MATERIALS		7,956,000

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities Inc.	960	$125,366
American Tower Corp.	5,108	728,758
Apartment Investment and Management Co., Class A Shares	2,061	90,086
AvalonBay Communities Inc.	1,716	306,152
Boston Properties Inc.	1,989	258,630
Crown Castle International Corp.	4,496	499,101
Digital Realty Trust Inc.	1,910	217,549
Duke Realty Corp.	4,280	116,459
Equinix Inc.	913	413,790
Equity Residential	3,996	254,825
Essex Property Trust Inc.	693	167,269
Extra Space Storage Inc.	1,580	138,171
Federal Realty Investment Trust	900	119,529
GGP Inc.	7,722	180,618
HCP Inc.	4,799	125,158
Host Hotels & Resorts Inc.	8,863	175,931
Iron Mountain Inc.	2,809	105,984
Kimco Realty Corp.	5,780	104,907
Macerich Co.	965	63,381
Mid-America Apartment Communities Inc.	1,420	142,795
Prologis Inc.	6,444	415,702
Public Storage	1,831	382,679
Realty Income Corp.	3,100	176,762
Regency Centers Corp.	1,820	125,908
SBA Communications Corp.	1,476	241,119	*
Simon Property Group Inc.	3,556	610,707
SL Green Realty Corp.	1,171	118,189
UDR Inc.	3,450	132,894
Ventas Inc.	3,955	237,340
Vornado Realty Trust	2,157	168,634
Welltower Inc.	4,491	286,391
Weyerhaeuser Co.	7,974	281,163

Total Equity Real Estate Investment Trusts (REITs)		7,511,947

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	170,382	*

TOTAL REAL ESTATE		7,682,329

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	70,957	$2,758,808
CenturyLink Inc.	11,742	195,857
Verizon Communications Inc.	47,672	2,523,279

TOTAL TELECOMMUNICATION SERVICES		5,477,944

UTILITIES - 2.9%
Electric Utilities - 1.7%
Alliant Energy Corp.	3,010	128,256
American Electric Power Co. Inc.	5,646	415,376
Duke Energy Corp.	8,133	684,067
Edison International	4,000	252,960
Entergy Corp.	2,216	180,360
Eversource Energy	3,504	221,383
Exelon Corp.	11,396	449,116
FirstEnergy Corp.	5,168	158,244
NextEra Energy Inc.	5,536	864,668
PG&E Corp.	6,055	271,446
Pinnacle West Capital Corp.	1,201	102,301
PPL Corp.	7,827	242,246
Southern Co.	11,208	538,993
Xcel Energy Inc.	5,801	279,086

Total Electric Utilities		4,788,502

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	5,317	57,583
NRG Energy Inc.	3,403	96,917

Total Independent Power and Renewable Electricity Producers		154,500

Multi-Utilities - 1.0%
Ameren Corp.	2,600	153,374
CenterPoint Energy Inc.	5,024	142,481
CMS Energy Corp.	3,763	177,990
Consolidated Edison Inc.	3,791	322,046
Dominion Energy Inc.	7,356	596,277
DTE Energy Co.	2,014	220,452
NiSource Inc.	4,429	113,692
Public Service Enterprise Group Inc.	5,730	295,095
SCANA Corp.	1,656	65,876
Sempra Energy	3,095	330,917
WEC Energy Group Inc.	3,569	237,089

Total Multi-Utilities		2,655,289

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
Water Utilities - 0.1%
American Water Works Co. Inc.		2,039	$186,548

TOTAL UTILITIES			7,784,839

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,515,896)			$265,322,840

	RATE
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,343,961)	1.219%	3,343,961	3,343,961

TOTAL INVESTMENTS - 99.9% (Cost - $111,859,857)			268,666,801
Other Assets in Excess of Liabilities - 0.1%			343,291

TOTAL NET ASSETS - 100.0%			$269,010,092

*	Non-income producing security.

At December 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-Mini S&P 500 Index	26	3/18	$3,463,716	$3,478,800	$15,084

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$265,322,840	—	—	$265,322,840

Short-Term Investments†	3,343,961	—	—	3,343,961

Total Investments	268,666,801	—	—	268,666,801

Other Financial Instruments:
Futures Contracts	15,084	—	—	15,084

Total	$268,681,885	—	—	$268,681,885

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018